Insurance Risk Management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ 30	$ 318
Income impact	86	90
Increments of rounding	25
Policyholder behaviour risk
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(152)	(274)
Income impact	(74)	(75)
Expense
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(26)	(171)
Income impact	$ (36)	10
Insurance risk | Policyholder behaviour risk
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, increase	10.00%
Sensitivity, decrease	10.00%
Insurance risk | Policyholder behaviour risk | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (625)	(725)
Income impact	25	100
Insurance risk | Policyholder behaviour risk | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(800)	(950)
Income impact	$ (25)	100
Insurance risk | Life mortality rates
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, increase	2.00%
Insurance risk | Life mortality rates | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (350)	(425)
Income impact	(50)	25
Insurance risk | Life mortality rates | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	25	(75)
Income impact	$ (75)	(25)
Insurance risk | Annuity mortality rates
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, decrease	2.00%
Insurance risk | Annuity mortality rates | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (200)	(175)
Income impact	0	25
Insurance risk | Annuity mortality rates | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(175)	(175)
Income impact	$ 0	0
Insurance risk | Morbidity rates
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, increase	500.00%
Sensitivity, decrease	500.00%
Insurance risk | Morbidity rates | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (250)	(225)
Income impact	(250)	(200)
Insurance risk | Morbidity rates | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(125)	(100)
Income impact	$ (225)	(175)
Insurance risk | Expense
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Sensitivity, increase	5.00%
Insurance risk | Expense | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	$ (150)	(175)
Income impact	(25)	0
Insurance risk | Expense | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Deferred in CSM	(150)	(175)
Income impact	$ (25)	$ 0